STOCK-BASED COMPENSATION: (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Performance-based restricted stock units	Dec. 31, 2011 Performance-based restricted stock units Minimum	Dec. 31, 2011 Performance-based restricted stock units Maximum	Dec. 31, 2009 Time-based restricted stock units	Dec. 31, 2011 Market-based restricted stock units	Dec. 31, 2010 Market-based restricted stock units	Dec. 31, 2011 Market-based restricted stock units	Dec. 31, 2010 Market-based restricted stock units	Dec. 31, 2011 Market-based restricted stock units Minimum	Dec. 31, 2011 Market-based restricted stock units Maximum	Dec. 31, 2011 Restricted stock units Y	Dec. 31, 2010 Restricted stock units	Dec. 31, 2009 Restricted stock units	Dec. 31, 2011 Board of Directors Stock Grant	Dec. 31, 2010 Board of Directors Stock Grant	Dec. 31, 2009 Board of Directors Stock Grant	Dec. 31, 2011 Board of Directors Stock Grant Common Stock
Stock-Based Compensation
Compensation cost	$ 12.6	$ 13.9	$ 4.7											$ 9.5	$ 8.7		$ 0.5	$ 0.5	$ 0.5
Percentage of targeted amounts granted that can be earned based upon performance (as a percent)					0.00%	200.00%						0.00%	150.00%
Assumptions used for estimation of fair value of market-based restricted stock units
Expected volatility (as a percent)										67.00%	81.00%
Risk-free rate (as a percent)										0.40%	1.10%
Tax benefit recognized														1.0	1.1
Increase in income from continuing operations due to compensation cost, net of reversals																0.6
Tax expense recorded due to compensation cost, net of reversals																0.1
Unrecognized compensation cost														22.0
Expected weighted average period for recognition of unrecognized compensation cost (in years)														2.4
Total tax benefit realized from vesting														$ 1.7
Summary of status of the Company's nonvested restricted stock units granted pursuant to the plan
Nonvested, balance at the beginning of the period (in shares)														1,275,000
Granted (in shares)				233,657			127,375	257,440	263,055					478,000						10,608
Vested (in shares)														(558,000)
Cancelled (in shares)														(117,000)
Nonvested, balance at the end of the period (in shares)														1,078,000	1,275,000
Shares expected to vest under the equity-based award				447,728
Nonvested restricted stock units, weighted average fair value
Nonvested, balance at the beginning of the period (in dollars per share)														$ 24.09
Granted (in dollars per share)														$ 37.46	$ 38.02	$ 10.40
Vested (in dollars per share)														$ 11.11
Cancelled (in dollars per share)														$ 30.69
Nonvested, balance at the end of the period (in dollars per share)														$ 36.02	$ 24.09